IFRS 7 - Disclosure - Market Risk - Summary of Structural Interest Rate Sensitivity - Measures (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
100 basis point increase in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	$ 230	$ 163	$ 150
Increase (decrease) in EVE	(1,494)	(1,678)	(1,515)
100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(303)	(249)	(218)
Increase (decrease) in EVE	1,311	1,525	1,439
Canadian currency [member] | 100 basis point increase in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	159	137	109
Increase (decrease) in EVE	(1,076)	(1,168)	(1,061)
Canadian currency [member] | 100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(228)	(220)	(174)
Increase (decrease) in EVE	908	1,025	975
Denominated in U.S. dollars [member] | 100 basis point increase in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	71	26	41
Increase (decrease) in EVE	(418)	(510)	(454)
Denominated in U.S. dollars [member] | 100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(75)	(29)	(44)
Increase (decrease) in EVE	$ 403	$ 500	$ 464